Subsequent Events (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Jun. 27, 2025	May 15, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subsequent Event [Line Items]
Cash dividend per common share (in YEN per share)			¥ 45.50	¥ 36.50	¥ 30.50
Subsequent event
Subsequent Event [Line Items]
Cash dividend per common share (in YEN per share)	¥ 39.0
Dividends, Common Stock	¥ 449,733
Aggregated number of shares allowed for repurchase (in shares)		175,000,000
Aggregate amount of shares allowed for repurchase		¥ 250,000
Subsequent event | Common stock
Subsequent Event [Line Items]
Shares authorized to be repurchased as % of total shares outstanding		1.50%